Consolidated Balance Sheets (Parenthetical) $ in Thousands	Apr. 30, 2019 USD ($) $ / shares shares	Apr. 30, 2019 € / shares	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2018 € / shares
Allowance for doubtful accounts | $	$ 1,411		$ 776
Redeemable convertible preference shares, par value | € / shares		€ 0.001		€ 0.001
Redeemable convertible preference shares, shares authorized	0		29,026,193
Redeemable convertible preference shares, shares issued	0		28,939,466
Redeemable convertible preference shares, shares outstanding	0		28,939,466
Ordinary shares, par value | € / shares		0.01
Ordinary shares, shares authorized	165,000,000
Ordinary shares, shares issued	73,675,083
Ordinary shares, shares outstanding	73,675,083
Treasury stock, shares	35,937		35,937
Average treasury stock repurchase price | $ / shares	$ 10.30		$ 10.30
Convertible Preference Shares
Preference shares, par value | € / shares		0.01		0.01
Preference shares, shares authorized	165,000,000		0
Preference shares, shares issued	0		0
Preference shares, shares outstanding	0		0
Ordinary Shares, Par Value of €0.001
Ordinary shares, par value | € / shares		€ 0.001		€ 0.001
Ordinary shares, shares authorized	72,000,000		72,000,000
Ordinary shares, shares issued	0		33,232,955
Ordinary shares, shares outstanding	0		33,232,955